Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.5%
		Basic Industry - Chemicals—0.1%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 285,962
		Basic Industry - Metals & Mining—0.4%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	306,418
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	171,982
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	315,270
		TOTAL	793,670
		Basic Industry - Paper—0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	57,806
		Capital Goods - Aerospace & Defense—2.4%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	284,626
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	273,284
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	183,517
800,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	740,167
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	424,702
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	382,096
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	403,337
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	266,913
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	423,812
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	491,479
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	589,122
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.341% (3-month USLIBOR +1.735%), 2/15/2042	310,500
300,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	292,234
		TOTAL	5,065,789
		Capital Goods - Building Materials—1.2%
1,100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	987,474
950,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	919,254
250,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	213,200
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	243,342
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	190,989
		TOTAL	2,554,259
		Capital Goods - Construction Machinery—2.3%
1,000,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	880,774
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	205,912
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	359,198
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	508,465
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	578,661
1,400,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	1,367,183
400,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 4.750%, 1/20/2028	408,656
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	457,334
		TOTAL	4,766,183
		Capital Goods - Diversified Manufacturing—2.2%
600,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	566,127
800,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	710,646
300,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	256,394
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	457,624

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 500,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 438,144
1,130,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	942,439
695,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	674,893
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	412,715
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	189,322
	TOTAL	4,648,304
	Communications - Cable & Satellite—2.1%
1,000,000	CCO Safari II LLC, 4.908%, 7/23/2025	995,390
400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	327,910
1,200,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	1,114,226
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	724,293
1,150,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,140,279
	TOTAL	4,302,098
	Communications - Media & Entertainment—1.4%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	555,548
210,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	201,799
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	232,569
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	496,922
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	189,144
605,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	536,411
355,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	332,898
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	459,196
	TOTAL	3,004,487
	Communications - Telecom Wireless—2.4%
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	949,643
500,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	441,419
880,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	735,422
700,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	639,020
1,150,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,106,763
750,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	702,854
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	351,615
	TOTAL	4,926,736
	Communications - Telecom Wirelines—2.4%
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	877,109
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	548,745
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	283,239
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	215,849
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	241,753
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	241,840
1,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	892,266
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	93,972
925,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	840,815
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	735,253
	TOTAL	4,970,841
	Consumer Cyclical - Automotive—3.8%
1,000,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,010,219
700,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	630,641
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,010,164
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,634

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 450,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	$ 435,516
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	256,501
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	449,243
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	257,464
750,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	732,360
850,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	875,475
300,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	304,835
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	176,453
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	493,588
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	603,524
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	452,224
	TOTAL	7,931,841
	Consumer Cyclical - Retailers—4.5%
1,150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,049,284
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	328,582
220,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	206,641
900,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	875,733
500,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	477,712
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	238,850
450,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	402,908
107,298	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	106,274
300,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	260,421
900,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	872,019
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	473,440
990,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	973,812
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	590,736
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	927,189
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	936,269
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	262,182
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	430,659
	TOTAL	9,412,711
	Consumer Cyclical - Services—2.4%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,140
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	336,852
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	291,342
670,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	641,027
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	290,276
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	403,729
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.650%, 12/1/2029	407,313
500,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	479,412
830,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	834,076
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	731,803
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	45,516
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	272,055
	TOTAL	4,898,541
	Consumer Non-Cyclical - Food/Beverage—5.6%
1,250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,222,108
1,300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,321,511
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	863,290
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	663,985

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 600,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	$ 570,833
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	362,874
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	492,712
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	432,991
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	419,414
400,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	382,889
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	968,499
1,200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,169,804
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	476,604
600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	546,106
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	224,711
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	370,857
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	56,226
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	567,687
500,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	481,204
	TOTAL	11,594,305
	Consumer Non-Cyclical - Health Care—2.1%
400,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	350,118
400,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	372,123
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	67,793
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	183,767
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	166,507
600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	576,282
800,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.857%, 3/15/2030	849,490
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.905%, 11/22/2032	325,368
900,000	GSK Consumer Healthcare Capital US, Sr. Unsecd. Note, 3.375%, 3/24/2027	852,382
500,000	HCA, Inc., 5.000%, 3/15/2024	498,945
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	79,069
	TOTAL	4,321,844
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	261,238
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	503,744
715,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	676,961
660,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	614,065
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	64,469
500,000	Astrazeneca Finance LLC, 1.750%, 5/28/2028	440,172
670,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	598,119
800,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	765,824
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	345,627
1,600,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,556,761
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	157,021
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	491,337
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	157,205
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	492,790
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	408,378
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	269,532
	TOTAL	7,803,243
	Consumer Non-Cyclical - Supermarkets—0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	140,229

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—1.1%
$ 350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	$ 348,684
500,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	430,266
250,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	221,309
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	334,890
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	291,767
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	306,778
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,300
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	282,675
	TOTAL	2,362,669
	Energy - Independent—1.8%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	480,203
250,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	266,312
1,000,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	980,149
1,000,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	977,631
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	191,918
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	487,198
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	373,538
	TOTAL	3,756,949
	Energy - Integrated—2.5%
1,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,485,670
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	250,011
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	488,573
1,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	941,689
1,000,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	876,546
500,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	478,760
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	225,471
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	381,847
	TOTAL	5,128,567
	Energy - Midstream—2.5%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	178,405
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	492,923
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	149,217
400,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	367,008
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	142,459
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	642,596
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	159,443
895,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	868,297
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	813,421
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	244,479
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	126,304
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	108,854
600,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	626,511
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	385,401
	TOTAL	5,305,318
	Energy - Refining—1.0%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	599,073
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	150,062
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	869,514
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	483,551
	TOTAL	2,102,200

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—21.3%
$ 500,000	American Express Co., Sr. Unsecd. Note, 1.650%, 11/4/2026	$ 451,521
1,000,000	American Express Co., Sr. Unsecd. Note, 3.375%, 5/3/2024	983,027
300,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	317,493
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	893,484
2,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,711,958
700,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	677,069
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,352,991
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	478,188
1,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	1,194,475
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	229,807
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	391,720
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	487,221
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	504,215
750,000	Citigroup, Inc., 4.125%, 7/25/2028	719,932
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	445,700
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	891,663
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	959,231
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	995,406
750,000	Citigroup, Inc., Sr. Unsecd. Note, 4.658%, 5/24/2028	742,578
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	242,389
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	76,636
635,000	Comerica, Inc., 3.800%, 7/22/2026	615,358
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	980,485
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	461,458
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	635,274
400,000	Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	406,416
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,017
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	448,210
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	200,265
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	214,401
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	768,873
1,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,669,785
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	244,376
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	894,266
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	492,481
500,000	Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	492,433
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,119,263
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	563,671
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,038,379
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	428,964
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	961,782
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	491,374
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	340,068
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	409,705
500,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	499,108
500,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	499,264
750,000	Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	704,395
500,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	445,101
350,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	339,455
1,130,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,143,175

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	$ 550,133
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	813,956
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	503,061
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	953,686
700,000		PNC Financial Services Group, Sr. Unsecd. Note, 5.068%, 1/24/2034	706,640
500,000		PNC Financial Services Group, Sr. Unsecd. Note, 5.671%, 10/28/2025	506,841
107,884	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,311
500,000		State Street Corp., Sr. Unsecd. Note, 2.203%, 2/7/2028	459,459
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	299,966
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	435,024
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	733,996
160,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	162,272
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	257,445
500,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	499,972
500,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	513,912
500,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	457,279
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	988,112
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	403,535
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	238,753
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	646,960
1,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,664,173
		TOTAL	44,393,992
		Financial Institution - Broker/Asset Mgr/Exchange—1.6%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	481,570
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	987,365
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,142
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	411,057
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	263,284
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	159,127
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	502,666
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	394,932
		TOTAL	3,414,143
		Financial Institution - Finance Companies—1.1%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	454,136
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	185,234
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	483,772
600,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	535,016
500,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	468,386
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	142,970
		TOTAL	2,269,514
		Financial Institution - Insurance - Health—0.7%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	559,537
500,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	472,013
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	399,645
		TOTAL	1,431,195
		Financial Institution - Insurance - Life—1.0%
250,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	234,924
500,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	472,277
250,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	248,451
148,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	190,955

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	$ 273,376
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	385,280
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	340,087
	TOTAL	2,145,350
	Financial Institution - Insurance - P&C—0.7%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	295,093
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	290,842
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,905
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	543,834
	TOTAL	1,366,674
	Financial Institution - REIT - Apartment—0.7%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	488,648
295,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	279,225
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	85,375
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	294,086
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	258,877
	TOTAL	1,406,211
	Financial Institution - REIT - Healthcare—1.0%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	244,545
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	351,534
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	687,844
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	335,875
600,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	524,690
	TOTAL	2,144,488
	Financial Institution - REIT - Office—0.6%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	305,677
750,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	721,416
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	116,187
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	88,683
	TOTAL	1,231,963
	Financial Institution - REIT - Other—0.4%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	212,469
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	176,273
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	346,443
	TOTAL	735,185
	Financial Institution - REIT - Retail—0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	216,035
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	331,663
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	212,710
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	477,729
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	243,457
	TOTAL	1,481,594
	Sovereign—0.3%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	709,272
	Technology—5.6%
815,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	759,366
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,198,251
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	332,248
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	246,520
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	482,074

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	$ 234,582
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	225,086
300,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	303,112
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	154,333
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	393,346
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	436,295
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	290,786
750,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	729,101
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	268,815
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	497,736
500,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	508,418
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	377,435
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	487,716
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	518,941
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	191,805
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	456,203
1,670,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,785,864
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	248,366
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	382,216
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	234,783
	TOTAL	11,743,398
	Technology Services—0.6%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	227,092
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	284,661
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	540,107
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	77,322
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	124,743
	TOTAL	1,253,925
	Transportation - Airlines—0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	176,235
	Transportation - Railroads—0.4%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	226,433
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	215,989
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	368,789
	TOTAL	811,211
	Transportation - Services—1.8%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	641,736
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	247,784
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	461,254
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	222,551
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	488,213
330,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	338,498
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	581,841
750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	734,346
	TOTAL	3,716,223
	Utility - Electric—6.6%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	300,203
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	403,018
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	105,773
1,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	1,253,223

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	$ 266,717
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	362,276
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	480,473
500,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	503,858
1,500,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	1,525,486
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	426,546
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	491,128
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	178,660
1,050,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,126,101
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	296,153
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	480,578
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	293,959
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	225,473
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	510,079
890,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	891,894
500,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	462,851
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	471,733
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	216,304
1,100,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,046,797
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	135,621
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	502,776
700,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	715,967
	TOTAL	13,673,647
	Utility - Natural Gas—0.3%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	271,678
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,463
	TOTAL	573,141
	TOTAL CORPORATE BONDS (IDENTIFIED COST $202,829,912)	194,811,913
	U.S. TREASURY—2.6%
	U.S. Treasury Notes—2.6%
5,500,000	United States Treasury Note, 3.250%, 6/30/2027 (IDENTIFIED COST $5,527,396)	5,404,713
	INVESTMENT COMPANY—5.5%
11,450,742	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3] (IDENTIFIED COST $11,447,208)	11,450,742
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $219,804,516)	211,667,368
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[4]	(3,337,073)
	TOTAL NET ASSETS—100%	$208,330,295

At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	30	$3,636,094	March 2023	$82,454
United States Treasury Notes 10-Year Long Futures	25	$2,862,890	March 2023	$40,959
Short Futures:
United States Treasury Long Bond Short Futures	8	$1,039,000	March 2023	$(32,256)
United States Treasury Ultra Bond Short Futures	1	$141,750	March 2023	$(7,134)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$84,023
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,920,984 and $1,705,544, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2022	$3,243,615
Purchases at Cost	$92,572,535
Proceeds from Sales	$(84,367,544)
Change in Unrealized Appreciation/Depreciation	$3,534
Net Realized Gain/(Loss)	$(1,398)
Value as of 1/31/2023	$11,450,742
Shares Held as of 1/31/2023	11,450,742
Dividend Income	$173,549

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$194,766,602	$45,311	$194,811,913
U.S. Treasury	—	5,404,713	—	5,404,713
Investment Company	11,450,742	—	—	11,450,742
TOTAL SECURITIES	$11,450,742	$200,171,315	$45,311	$211,667,368
Other Financial Instruments:[1]
Assets	$123,413	$—	$—	$123,413
Liabilities	(39,390)	—	—	(39,390)
TOTAL OTHER FINANCIAL INSTRUMENTS	$84,023	$—	$—	$84,023

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust